Equity Incentive Plants - Summary of non-vested restricted share options (Table) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Unvested at the beggining of period	358,791	364,001	460,190
Unvested at the beggining of period	$ 24.97	$ 20.11	$ 19.38
Granted	1,680,450	945,000	1,081,500
Granted	$ 14.96	$ 24.73	$ 18.62
Vested	(1,384,191)	(950,210)	(1,177,689)
Vested	$ 16.88	$ 22.87	$ 18.46
Unvested at end of period	655,050	358,791	364,001
Unvested at end of period	$ 16.38	$ 24.97	$ 20.11